COMMITMENTS AND CONTINGENCY (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due, Current	$ 92,923
Operating Leases, Rent Expense	94,590	136,784	124,373
Contingency, Description	The Labor Contract Law of the Peoples Republic of China requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008.
Expected Severance Cost	$ 376,870	$ 336,341
Management Employees [Member]
Other Commitments [Line Items]
Employment Contracts Terms	3 years
Non Management Employees [Member]
Other Commitments [Line Items]
Employment Contracts Terms	1 year